Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Jun. 30, 2024	Sep. 23, 2023	Jun. 30, 2025
Retail Class
Account Value [Line Items]
Accumulated Value	$ 12,464	$ 10,000	$ 10,785
Institutional Class
Account Value [Line Items]
Accumulated Value	12,486	10,000	$ 10,827
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	12,877	10,000	$ 14,830
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 12,877	$ 10,000	$ 14,830